15005683

Received SEC

APR 23 2015

Washington, DC 20549

Nasdaq
805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

001-36897

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

April 23, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CFLNAS

Dear Mr. Thomas:

This is to certify that on March 27, 2015 The Nasdaq Stock Market (the "Exchange") received from New FSV Corporation (the "Registrant") a copy of the Registrant's application on Form 40-F 12(b) for the registration of the following security:

Subordinate Voting Shares

We further certify that the security described above has been approved by the Exchange for listing and registration.

Sincerely,

William Slattery